UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22949

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Dynamic Convertible and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2019

DATE OF REPORTING PERIOD: January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (21.2%)
	Airlines (0.0%)
140,656	UAL Pass Through Trust Series 2007-1μ 6.636%, 01/02/24	$145,704

	Communication Services (2.7%)
251,000	Altice Financing, SA* 7.500%, 05/15/26	238,564
609,000	Altice France, SA* 7.375%, 05/01/26	588,574
	Altice Luxembourg, SA*^
193,000	7.750%, 05/15/22	187,601
193,000	7.625%, 02/15/25	164,330
	Cincinnati Bell, Inc.*^
348,000	8.000%, 10/15/25	303,150
121,000	7.000%, 07/15/24	104,528
203,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	185,998
	CSC Holdings, LLC*
947,000	5.500%, 04/15/27μ	927,866
387,000	5.500%, 05/15/26	384,156
1,520,000	Embarq Corp.μ 7.995%, 06/01/36	1,434,599
	Frontier Communications Corp.
860,000	11.000%, 09/15/25^	556,932
648,000	7.625%, 04/15/24	350,455
271,000	8.500%, 04/01/26*^	246,134
	Gray Television, Inc.*^
324,000	5.875%, 07/15/26	318,309
135,000	7.000%, 05/15/27	140,324
	Hughes Satellite Systems Corp.
305,000	6.625%, 08/01/26^	295,469
77,000	5.250%, 08/01/26μ	74,413
	Inmarsat Finance, PLC*
387,000	4.875%, 05/15/22^	375,601
266,000	6.500%, 10/01/24μ	258,467
	Intelsat Jackson Holdings, SA
474,000	9.750%, 07/15/25*	494,354
276,000	5.500%, 08/01/23^	251,281
247,000	8.000%, 02/15/24*^	257,523
131,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	120,046
329,000	Qwest Corp.μ 6.875%, 09/15/33	310,314
150,000	SBA Communications Corp.^ 4.000%, 10/01/22	149,131
	Sprint Corp.
1,112,000	7.875%, 09/15/23^	1,183,035
870,000	7.125%, 06/15/24	894,904
338,000	7.625%, 03/01/26^	351,451
338,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	325,731
203,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	176,893
517,000	United States Cellular Corp.μ 6.700%, 12/15/33	536,757
193,000	Wind Tre, S.p.A.* 5.000%, 01/20/26	160,738
	Windstream Services, LLC / Windstream Finance Corp.
334,000	8.625%, 10/31/25*	316,371
108,000	7.750%, 10/01/21	67,812
PRINCIPAL AMOUNT		VALUE
42,000	10.500%, 06/30/24*	$34,864
		12,766,675

	Consumer Discretionary (3.8%)
338,000	Beverages & More, Inc.* 11.500%, 06/15/22	255,665
343,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	344,748
353,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	329,933
	CCO Holdings, LLC / CCO Holdings Capital Corp.
648,000	5.125%, 05/01/27*	627,740
276,000	5.750%, 09/01/23^	281,594
135,000	5.000%, 02/01/28*^	128,475
556,000	Century Communities, Inc. 5.875%, 07/15/25	513,763
2,417,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	2,424,529
	DISH DBS Corp.^
305,000	7.750%, 07/01/26	263,334
189,000	5.875%, 11/15/24	157,170
609,000	Eldorado Resorts, Inc.^ 6.000%, 04/01/25	612,968
967,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	958,094
338,000	GLP Capital, LP / GLP Financing II, Inc.μ 5.250%, 06/01/25	348,750
280,000	goeasy, Ltd.μ* 7.875%, 11/01/22	293,665
406,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	382,210
334,000	International Game Technology, PLC*^ 6.250%, 01/15/27	339,062
926,000	L Brands, Inc.^ 6.875%, 11/01/35	800,657
314,000	Lennar Corp.μ 5.250%, 06/01/26	306,498
338,000	M/I Homes, Inc. 5.625%, 08/01/25	311,622
	Mattel, Inc.
682,000	6.750%, 12/31/25*^	645,029
10,000	2.350%, 08/15/21	9,303
314,000	Mclaren Finance, PLC* 5.750%, 08/01/22	289,266
387,000	Meritage Homes Corp.μ 6.000%, 06/01/25	383,629
3,867,000	MGM Resorts International^ 6.750%, 10/01/20	4,045,269
135,000	Neiman Marcus Group Ltd., LLC* 8.000%, 10/15/21	60,985
	Penske Automotive Group, Inc.
324,000	5.500%, 05/15/26^	317,258
48,000	5.375%, 12/01/24	47,222
	PetSmart, Inc.*^
222,000	5.875%, 06/01/25	174,892
63,000	8.875%, 06/01/25	39,966
	Rite Aid Corp.
696,000	7.700%, 02/15/27	477,630
203,000	6.125%, 04/01/23*^	171,535
472,000	Salem Media Group, Inc.* 6.750%, 06/01/24	430,731

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
324,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	$315,720
338,000	Sotheby’s*^ 4.875%, 12/15/25	323,534
261,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	265,896
125,329	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	130,773
266,000	VOC Escrow, Ltd.μ* 5.000%, 02/15/28	259,192
		18,068,307

	Consumer Staples (1.1%)
203,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC 5.750%, 03/15/25	190,310
208,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	202,538
334,000	Fresh Market, Inc.* 9.750%, 05/01/23	250,907
	JBS USA LUX, SA / JBS USA Finance, Inc.*
2,117,000	7.250%, 06/01/21	2,149,284
464,000	6.750%, 02/15/28	473,995
	New Albertson’s, Inc.
406,000	7.450%, 08/01/29	356,724
227,000	7.750%, 06/15/26	206,816
164,000	8.000%, 05/01/31	147,527
	Pilgrim’s Pride Corp.*^
532,000	5.875%, 09/30/27	516,083
135,000	5.750%, 03/15/25	132,486
	Post Holdings, Inc.*
314,000	5.750%, 03/01/27^	308,438
68,000	5.625%, 01/15/28	65,369
	Simmons Foods, Inc.*
276,000	7.750%, 01/15/24	285,717
160,000	5.750%, 11/01/24^	131,103
		5,417,297

	Energy (3.1%)
203,000	Apergy Corp. 6.375%, 05/01/26	200,267
102,000	Berry Petroleum Company, LLC* 7.000%, 02/15/26	99,323
203,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	193,770
329,000	Buckeye Partners, LPμ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	280,792
677,000	Calfrac Holdings, LP* 8.500%, 06/15/26	513,809
493,000	California Resources Corp.*^ 8.000%, 12/15/22	396,429
	Carrizo Oil & Gas, Inc.
276,000	8.250%, 07/15/25	284,944
165,000	6.250%, 04/15/23^	163,296
338,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	266,449
271,000	Cheniere Energy Partners, LPμ* 5.625%, 10/01/26	272,095
	Chesapeake Energy Corp.^
343,000	8.000%, 01/15/25	345,416
PRINCIPAL AMOUNT		VALUE
266,000	7.000%, 10/01/24	$260,147
193,000	Comstock Resources, Inc.*^ 9.750%, 08/15/26	178,772
643,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	542,055
131,000	DCP Midstream, LP‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	123,567
	Denbury Resources, Inc.
290,000	5.500%, 05/01/22	212,608
271,000	7.500%, 02/15/24*^	237,423
218,000	9.250%, 03/31/22*^	215,287
135,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	127,776
	Energy Transfer, LP
725,000	5.754%, 11/01/66μ‡ 3 mo. USD LIBOR + 3.02%	581,958
614,000	5.500%, 06/01/27^	637,550
	Enterprise Products Operating, LLCμ‡
508,000	4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	453,527
131,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	113,589
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
276,000	7.750%, 05/15/26	254,849
237,000	9.375%, 05/01/24	126,946
	Genesis Energy, LP / Genesis Energy Finance Corp.
338,000	6.500%, 10/01/25	320,647
338,000	6.250%, 05/15/26^	310,865
493,000	Gulfport Energy Corp.^ 6.375%, 05/15/25	466,173
266,000	Halcon Resources Corp.^ 6.750%, 02/15/25	202,500
445,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	422,412
338,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	334,196
266,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.* 10.625%, 05/01/24	238,473
126,000	Moss Creek Resources Holdings, Inc.*^ 7.500%, 01/15/26	113,071
34,000	Nabors Industries, Inc.^ 5.750%, 02/01/25	29,627
203,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	203,730
34,087	Northern Oil and Gas, Inc. 9.500%, 05/15/23 9.500% PIK rate	34,998
237,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	224,625
324,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	301,027
334,000	PDC Energy, Inc.^ 5.750%, 05/15/26	315,239

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
329,000	Plains All American Pipeline, LPμ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	$295,350
140,000	QEP Resources, Inc.μ^ 5.625%, 03/01/26	134,588
503,000	SESI, LLC^ 7.750%, 09/15/24	398,285
145,000	SM Energy Company^ 6.750%, 09/15/26	143,173
280,000	Southwestern Energy Company^ 7.500%, 04/01/26	289,135
218,000	Sunoco, LP / Sunoco Finance Corp.^ 5.500%, 02/15/26	215,422
193,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.μ*^ 6.500%, 07/15/27	199,073
68,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	62,430
68,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	68,256
324,000	Transocean, Inc.*^ 7.500%, 01/15/26	308,667
338,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	280,751
532,000	W&T Offshore, Inc.* 9.750%, 11/01/23	520,652
711,000	Weatherford International, Ltd. 8.250%, 06/15/23	456,739
324,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	318,077
348,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	353,098
		14,643,923

	Financials (2.8%)
657,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	573,791
1,035,000	Ally Financial, Inc. 8.000%, 11/01/31	1,245,100
338,000	Amwins Group, Inc.* 7.750%, 07/01/26	339,621
	Ardonagh Midco 3, PLC*
599,000	8.625%, 07/15/23^	516,458
193,000	8.625%, 07/15/23	164,303
556,000	AssuredPartners, Inc.* 7.000%, 08/15/25	533,671
338,000	Bank of America Corp.μ‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	329,006
338,000	Bank of Nova Scotia^‡ 4.650%, 10/12/22 3 mo. USD LIBOR + 2.65%	302,551
648,000	Charles Schwab Corp.μ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	584,084
338,000	Discover Financial Servicesμ‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	311,423
PRINCIPAL AMOUNT		VALUE
150,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	$149,502
338,000	HUB International, Ltd.* 7.000%, 05/01/26	328,186
508,000	ILFC E-Capital Trust II*‡ 4.800%, 12/21/65 3 mo. USD LIBOR + 1.80%	392,415
749,000	Iron Mountain, Inc.μ* 5.250%, 03/15/28	697,274
1,112,000	Jefferies Finance, LLC* 7.250%, 08/15/24	1,060,609
314,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.μ* 5.250%, 10/01/25	289,071
261,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	258,534
338,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	341,512
343,000	LPL Holdings, Inc.* 5.750%, 09/15/25	337,397
566,000	MetLife, Inc.^ 6.400%, 12/15/66	599,660
691,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	690,178
604,000	Navient Corp.^ 6.750%, 06/25/25	584,023
280,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	282,458
483,000	Oil Insurance, Ltd.*‡ 5.785%, 03/30/19 3 mo. USD LIBOR + 2.98%	461,564
363,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	360,840
	Springleaf Finance Corp.
450,000	6.875%, 03/15/25^	431,208
324,000	7.125%, 03/15/26	309,956
174,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	173,403
662,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	574,239
		13,222,037

	Health Care (2.7%)
613,000	Acadia Healthcare Company, Inc.^ 6.500%, 03/01/24	606,082
657,000	Bausch Health Cos., Inc.* 9.000%, 12/15/25	700,474
	Community Health Systems, Inc.
1,170,000	8.125%, 06/30/24*^	932,478
93,000	6.875%, 02/01/22	52,949
991,000	DaVita, Inc.^ 5.125%, 07/15/24	977,557
1,015,000	Endo Finance, LLC / Endo Finco, Inc.* 7.250%, 01/15/22	957,267
	HCA, Inc.
2,040,000	5.375%, 02/01/25	2,111,369
290,000	7.500%, 11/06/33	320,865

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
329,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	$348,286
353,000	Magellan Health, Inc.μ 4.400%, 09/22/24	332,235
450,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	380,894
140,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	113,883
	Tenet Healthcare Corp.
943,000	6.750%, 06/15/23^	926,549
377,000	4.625%, 07/15/24^	370,676
338,000	6.250%, 02/01/27*	343,242
34,000	6.875%, 11/15/31	30,370
425,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	397,942
1,024,000	Teva Pharmaceutical Finance IV, BVμ^ 3.650%, 11/10/21	991,995
	Teva Pharmaceutical Finance Netherlands III, BV^
532,000	6.000%, 04/15/24	542,252
218,000	2.800%, 07/21/23	196,553
	Valeant Pharmaceuticals International*
677,000	8.500%, 01/31/27	708,125
319,000	9.250%, 04/01/26	343,026
406,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	368,445
		13,053,514

	Industrials (2.4%)
387,000	ACCO Brands Corp.* 5.250%, 12/15/24	383,337
203,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC* 7.500%, 03/15/26	203,748
411,000	Allison Transmission, Inc.μ* 4.750%, 10/01/27	385,064
315,000	Arconic, Inc.^ 5.125%, 10/01/24	318,169
395,290	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	346,725
338,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	316,963
508,000	Bombardier, Inc.*^ 7.500%, 03/15/25	489,900
	CFX Escrow Corp.*
218,000	6.375%, 02/15/26	218,000
218,000	6.000%, 02/15/24	221,543
454,000	Covanta Holding Corp. 5.875%, 03/01/24	452,901
358,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	307,576
551,000	Fly Leasing, Ltd. 5.250%, 10/15/24	514,887
68,000	FXI Holdings, Inc.*^ 7.875%, 11/01/24	64,382
	Golden Nugget, Inc.*
358,000	6.750%, 10/15/24	360,019
276,000	8.750%, 10/01/25	283,502
PRINCIPAL AMOUNT		VALUE
338,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	$348,541
488,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	477,757
	Hertz Corp.
203,000	7.375%, 01/15/21	202,730
68,000	7.625%, 06/01/22*^	68,004
	Icahn Enterprises, LP
338,000	6.375%, 12/15/25^	347,574
336,000	6.750%, 02/01/24μ	348,135
193,000	James Hardie International Finance, Ltd.μ* 4.750%, 01/15/25	184,064
338,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	305,315
184,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	183,861
522,000	Meritor, Inc. 6.250%, 02/15/24	525,409
278,000	Multi-Color Corp.*^ 4.875%, 11/01/25	264,340
464,000	Navistar International Corp.*^ 6.625%, 11/01/25	466,431
	Park Aerospace Holdings, Ltd.*
208,000	4.500%, 03/15/23μ	205,246
126,000	5.500%, 02/15/24	128,230
614,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	597,910
319,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	302,603
203,000	Tennant Company 5.625%, 05/01/25	201,860
63,000	Titan Acquisition, Ltd. / Titan Co-Borrower, LLC*^ 7.750%, 04/15/26	55,208
193,000	TransDigm UK Holdings, PLC*^ 6.875%, 05/15/26	187,622
203,000	TransDigm, Inc.* 6.250%, 03/15/26	206,370
	United Rentals North America, Inc.^
266,000	4.875%, 01/15/28	252,437
256,000	5.875%, 09/15/26	261,236
135,000	6.500%, 12/15/26	140,446
169,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	164,589
		11,292,634

	Information Technology (0.7%)
508,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	514,116
126,000	Cardtronics, Inc.* 5.500%, 05/01/25	120,283
546,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	516,634
517,000	Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	517,216
305,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	288,001
614,000	Dell International, LLC / EMC Corp.μ*^ 6.020%, 06/15/26	641,946
334,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	313,671

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
290,000	Nuance Communications, Inc.µ^ 5.625%, 12/15/26	$286,524
295,000	VFH Parent, LLC*^ 6.750%, 06/15/22	302,884
		3,501,275

	Materials (1.3%)
547,000	AK Steel Corp.^ 6.375%, 10/15/25	446,688
483,000	Alcoa Nederland Holding, BV*^ 7.000%, 09/30/26	509,377
1,078,000	ArcelorMittal, SAµ 7.000%, 10/15/39	1,182,641
1,039,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	1,011,633
135,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	135,161
266,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	254,917
247,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	237,472
208,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	208,128
193,000	Kinross Gold Corp.µ 4.500%, 07/15/27	174,256
314,000	New Gold, Inc.* 6.375%, 05/15/25	264,956
889,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	890,369
	United States Steel Corp.
643,000	6.875%, 08/15/25	615,701
135,000	6.250%, 03/15/26^	122,928
		6,054,227

	Real Estate (0.2%)
222,000	CBL & Associates, LP^ 5.250%, 12/01/23	187,004
551,000	MPT Operating Partnership, LP / MPT Finance Corp.µ 5.000%, 10/15/27	537,195
334,000	Starwood Property Trust, Inc.µ 4.750%, 03/15/25	324,506
		1,048,705

	Utilities (0.4%)
145,000	NGPL PipeCo, LLC*^ 4.875%, 08/15/27	144,080
	NRG Energy, Inc.^
373,000	5.750%, 01/15/28	377,593
92,000	6.625%, 01/15/27	97,570
638,000	PPL Capital Funding, Inc.^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	580,510
193,000	Talen Energy Supply, LLC* 10.500%, 01/15/26	179,605
338,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	314,472
PRINCIPAL AMOUNT		VALUE
285,000	Vistra Energy Corp.* 8.125%, 01/30/26	$308,948
		2,002,778
	TOTAL CORPORATE BONDS (Cost $106,390,122)	101,217,076

CONVERTIBLE BONDS (97.7%)
	Communication Services (4.8%)
5,498,000	GCI Liberty, Inc.* 1.750%, 09/30/46	5,852,951
	Liberty Media Corp.
5,825,000	1.375%, 10/15/23	6,561,950
3,400,000	2.250%, 09/30/46	1,670,437
1,700,000	2.250%, 12/01/48*^	1,750,609
3,500,000	Liberty Media Corp. / Liberty Formula One^ 1.000%, 01/30/23	3,699,482
3,450,000	Twitter, Inc.*^ 0.250%, 06/15/24	3,207,448
		22,742,877

	Consumer Discretionary (9.9%)
7,000,000	Booking Holdings, Inc.~ 0.350%, 06/15/20	9,947,525
3,000,000	Caesars Entertainment Corp. 5.000%, 10/01/24	4,420,575
	DISH Network Corp.
6,300,000	2.375%, 03/15/24^	5,210,226
5,500,000	3.375%, 08/15/26	4,670,077
	Liberty Interactive, LLC
631,893	4.000%, 11/15/29	427,425
475,000	3.750%, 02/15/30	314,726
3,000,000	Marriott Vacations Worldwide Corp. 1.500%, 09/15/22	2,812,905
3,951,000	NIO, Inc.* 4.500%, 02/01/24	3,953,410
3,450,000	RH* 0.000%, 06/15/23	3,284,521
11,500,000	Tesla, Inc.~ 1.250%, 03/01/21	12,374,632
		47,416,022

	Energy (4.9%)
	Helix Energy Solutions Group, Inc.
1,614,000	4.125%, 09/15/23	1,672,128
1,096,000	4.250%, 05/01/22	1,059,843
6,750,000	Nabors Industries, Inc. 0.750%, 01/15/24	4,543,729
4,631,000	Oil States International, Inc.*^ 1.500%, 02/15/23	4,051,291
4,850,000	PDC Energy, Inc. 1.125%, 09/15/21	4,394,343
4,700,000	SM Energy Company 1.500%, 07/01/21	4,472,167
9,600,000	SunEdison, Inc.*@ 0.250%, 01/15/20	222,000
2,800,000	TOTAL, SA^ 0.500%, 12/02/22	2,952,656
		23,368,157

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Financials (5.9%)
1,500,000	Blackstone Mortgage Trust, Inc.^ 4.375%, 05/05/22	$1,503,930
2,000,000	Colony Capital, Inc. 3.875%, 01/15/21	1,897,790
4,825,000	Hope Bancorp, Inc.* 2.000%, 05/15/38	4,320,112
2,982,000	IAC FinanceCo, Inc.* 0.875%, 10/01/22	4,407,858
6,000,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	6,315,060
6,250,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*^§ 0.250%, 05/01/23	5,905,219
2,900,000	MGIC Investment Corp.* 9.000%, 04/01/63	3,720,642
		28,070,611

	Health Care (19.0%)
8,150,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	9,844,548
5,900,000	CONMED Corp.* 2.625%, 02/01/24	5,999,651
6,800,000	DexCom, Inc.* 0.750%, 12/01/23	7,527,770
3,500,000	Evolent Health, Inc.* 1.500%, 10/15/25	3,065,177
3,250,000	Exact Sciences Corp.^ 1.000%, 01/15/25	4,506,141
2,400,000	Flexion Therapeutics, Inc. 3.375%, 05/01/24	2,179,032
	Illumina, Inc.
4,500,000	0.500%, 06/15/21^	5,704,762
681,000	0.000%, 06/15/19	778,516
	Innoviva, Inc.
3,250,000	2.125%, 01/15/23	3,495,700
477,000	2.500%, 08/15/25	568,198
1,500,000	Insmed, Inc. 1.750%, 01/15/25	1,364,273
6,000,000	Insulet Corp.* 1.375%, 11/15/24	6,582,090
5,250,000	Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	5,833,984
4,500,000	Jazz Investments I, Ltd.^ 1.875%, 08/15/21	4,410,877
3,500,000	Ligand Pharmaceuticals, Inc.* 0.750%, 05/15/23	2,986,708
1,500,000	Medicines Company 2.750%, 07/15/23	1,174,688
1,750,000	Neurocrine Biosciences, Inc. 2.250%, 05/15/24	2,377,078
4,550,000	NuVasive, Inc. 2.250%, 03/15/21	4,867,954
3,250,000	Pacira Pharmaceuticals, Inc. 2.375%, 04/01/22	3,235,976
1,500,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	3,070,087
2,873,000	Supernus Pharmaceuticals, Inc.*^ 0.625%, 04/01/23	2,846,870
3,500,000	Teladoc Health, Inc.*^ 1.375%, 05/15/25	4,908,645
3,500,000	Wright Medical Group, Inc.*^ 1.625%, 06/15/23	3,761,292
		91,090,017
PRINCIPAL AMOUNT		VALUE
	Industrials (5.5%)
3,500,000	Air Transport Services Group, Inc.µ^ 1.125%, 10/15/24	$3,461,763
3,300,000	Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	3,417,315
4,500,000	Dycom Industries, Inc.^~ 0.750%, 09/15/21	4,333,590
3,000,000	Echo Global Logistics, Inc. 2.500%, 05/01/20	2,979,885
2,625,000	FTI Consulting, Inc.* 2.000%, 08/15/23	2,539,753
5,250,000	Greenbrier Companies, Inc. 2.875%, 02/01/24	5,423,670
2,750,000	Meritor, Inc.^ 3.250%, 10/15/37	2,608,485
1,711,000	Patrick Industries, Inc.* 1.000%, 02/01/23	1,418,145
		26,182,606

	Information Technology (44.0%)
2,000,000	Advanced Micro Devices, Inc.µ^ 2.125%, 09/01/26	6,254,890
6,265,000	Akamai Technologies, Inc.*^ 0.125%, 05/01/25	5,976,904
1,750,000	Atlassian, Inc.*^ 0.625%, 05/01/23	2,371,731
6,900,000	DocuSign, Inc.*^ 0.500%, 09/15/23	6,912,903
	Envestnet, Inc.
3,450,000	1.750%, 06/01/23*	3,614,272
3,000,000	1.750%, 12/15/19	3,117,690
3,500,000	FireEye, Inc.*^ 0.875%, 06/01/24	3,660,772
6,250,000	Guidewire Software, Inc. 1.250%, 03/15/25	6,328,969
5,550,000	II-VI, Inc.^ 0.250%, 09/01/22	5,858,469
7,175,000	Inphi Corp.~ 0.750%, 09/01/21	7,086,102
4,500,000	Intel Corp.^~ 3.250%, 08/01/39	10,331,100
4,000,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	4,318,020
12,000,000	Microchip Technology, Inc.^~ 1.625%, 02/15/27	12,906,300
4,750,000	Micron Technology, Inc.~ 3.000%, 11/15/43	6,227,559
6,094,000	New Relic, Inc.*^ 0.500%, 05/01/23	6,967,057
5,750,000	NXP Semiconductors, NV 1.000%, 12/01/19	5,931,614
	ON Semiconductor Corp.
6,010,000	1.000%, 12/01/20~	7,393,412
3,500,000	1.625%, 10/15/23^	4,235,822
3,500,000	OSI Systems, Inc. 1.250%, 09/01/22	3,594,797
14,250,000	Palo Alto Networks, Inc.*^ 0.750%, 07/01/23	14,862,465
3,500,000	Pure Storage, Inc.*^ 0.125%, 04/15/23	3,406,008
1,683,000	Q2 Holdings, Inc.* 0.750%, 02/15/23	1,983,853
3,150,000	Quotient Technology, Inc. 1.750%, 12/01/22	2,955,771

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,992,000	Rapid7, Inc.*^ 1.250%, 08/01/23	$2,346,028
2,050,000	RealPage, Inc. 1.500%, 11/15/22	2,946,947
2,600,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	2,752,841
	Splunk, Inc.*
6,825,000	1.125%, 09/15/25^	7,343,802
6,825,000	0.500%, 09/15/23	7,287,701
8,150,000	Square, Inc.*^~ 0.500%, 05/15/23	9,622,053
2,482,000	Synaptics, Inc.^ 0.500%, 06/15/22	2,229,121
2,500,000	Twilio, Inc.*^ 0.250%, 06/01/23	4,236,825
3,500,000	Viavi Solutions, Inc.^ 1.000%, 03/01/24	3,684,170
7,000,000	Wix.com, Ltd.*^ 0.000%, 07/01/23	7,292,670
12,250,000	Workday, Inc.^ 0.250%, 10/01/22	16,503,445
6,250,000	Zendesk, Inc.*^ 0.250%, 03/15/23	7,801,219
		210,343,302

	Materials (0.6%)
3,000,000	Royal Gold, Inc. 2.875%, 06/15/19	3,008,385

	Real Estate (2.3%)
3,095,000	Empire State Realty OP, LP*^ 2.625%, 08/15/19	3,078,829
4,200,000	IH Merger Sub, LLC 3.500%, 01/15/22	4,595,409
3,400,000	Starwood Property Trust, Inc.^ 4.375%, 04/01/23	3,400,612
		11,074,850

	Utilities (0.8%)
3,500,000	NRG Energy, Inc.* 2.750%, 06/01/48	3,891,003

	TOTAL CONVERTIBLE BONDS (Cost $494,509,482)	467,187,830

U.S. GOVERNMENT AND AGENCY SECURITY (1.2%)
5,801,000	United States Treasury Note 1.875%, 05/31/22 (Cost $5,760,027)	5,698,115

BANK LOANS (2.2%)
	Communication Services (0.4%)
249,370	Charter Communications Operating, LLC‡ 4.500%, 04/30/25 1 mo. LIBOR + 2.00%	246,465
349,125	Cincinnati Bell, Inc.‡ 5.749%, 10/02/24 1 mo. LIBOR + 3.25%	345,526
261,874	Cumulus Media New Holdings Inc.‡ 7.000%, 05/15/22 1 mo. LIBOR + 4.50%	253,494
340,000	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	341,488
PRINCIPAL AMOUNT		VALUE
499,091	New Media Holdings II, LLC‡ 8.749%, 07/14/22 1 mo. LIBOR + 6.25%	$496,595
410,000	Sprint Communications, Inc.‡ 5.500%, 02/02/24 1 mo. LIBOR + 3.00%	405,004
		2,088,572

	Consumer Discretionary (0.3%)
139,300	American Greetings Corp.‡ 7.023%, 04/06/24 1 mo. LIBOR + 4.50%	137,385
233,785	PetSmart, Inc.‡ 5.520%, 03/11/22 1 mo. LIBOR + 3.00%	196,619
500,000	R.R. Donnelley & Sons Company‡ 7.510%, 01/15/24 3 mo. LIBOR + 5.00%	496,563
665,000	Weight Watchers International, Inc.‡ 7.560%, 11/29/24 1 mo. LIBOR + 4.75%	663,753
		1,494,320

	Energy (0.1%)
287,825	McDermott Tech Americas, Inc.‡ 7.499%, 05/10/25 1 mo. LIBOR + 5.00%	276,832
250,000	Par Pacific Holdings, Inc.‡ 9.550%, 12/17/25 1 mo. LIBOR + 6.75%	250,625
		527,457

	Financials (0.2%)
69,451	AssuredPartners, Inc.‡ 5.749%, 10/22/24 1 mo. LIBOR + 3.25%	67,437
347,375	Genworth Financial, Inc.‡ 7.008%, 03/07/23 1 mo. LIBOR + 4.50%	348,026
213,182	GLP Financing, LLC‡ 4.019%, 04/28/21 1 mo. LIBOR + 1.50%	210,517
278,600	HUB International, Ltd.‡ 5.514%, 04/25/25 1 mo. LIBOR + 2.75%	269,197
		895,177

	Health Care (0.7%)
696,338	Amneal Pharmaceuticals, LLC‡ 6.000%, 05/04/25 1 mo. LIBOR + 3.50%	691,694
240,625	Bausch Health Cos., Inc.‡ 5.263%, 11/27/25 1 mo. LIBOR + 2.75%	237,674
515,000	Gentiva Health Services, Inc.‡ 9.500%, 07/02/26 1 mo. LIBOR + 7.00%	523,047
175,488	Gentiva Health Services, Inc.‡ 6.250%, 07/02/25 1 mo. LIBOR + 3.75%	174,610

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
316,729	Mallinckrodt International Finance, SA‡ 5.553%, 09/24/24 1 mo. LIBOR + 2.75%	$296,084
344,750	Ortho Clinical Diagnostics, SA‡ 5.760%, 06/30/25 1 mo. LIBOR + 3.25%	334,301
559,307	Team Health Holdings, Inc.‡ 5.249%, 02/06/24 1 mo. LIBOR + 2.75%	504,775
664,166	Valeant Pharmaceuticals International, Inc.‡ 5.513%, 06/02/25 1 mo. LIBOR + 3.00%	658,052
		3,420,237

	Industrials (0.2%)
250,000	RegionalCare Hospital Partners Holdings, Inc.‡ 7.129%, 11/16/25 1 mo. LIBOR + 4.50%	244,500
327,525	Scientific Games International, Inc.‡ 5.249%, 08/14/24 1 mo. LIBOR + 2.75%	318,005
331,650	TransDigm, Inc.‡ 4.999%, 08/22/24 1 mo. LIBOR + 2.50%	324,344
		886,849

	Information Technology (0.1%)
330,000	BMC Software Finance, Inc.‡ 7.053%, 10/02/25 1 mo. LIBOR + 4.25%	322,870
350,000	First Data Corp.‡ 4.519%, 04/26/24 1 mo. LIBOR + 2.00%	349,085
		671,955

	Information Technology (0.1%)
249,369	Dell International LLC‡ 4.500%, 09/07/23 1 mo. LIBOR + 2.00%	246,316

	Real Estate (0.1%)
348,250	iStar, Inc.‡ 5.258%, 06/28/23 1 mo. LIBOR + 2.75%	345,421

	TOTAL BANK LOANS (Cost $10,719,774)	10,576,304

SYNTHETIC CONVERTIBLE SECURITIES (0.9%) ¤
Corporate Bonds (0.7%)
	Airlines (0.0%)
5,000	UAL Pass Through Trust Series 2007-1μ 6.636%, 01/02/24	5,179

	Communication Services (0.1%)
9,000	Altice Financing, SA* 7.500%, 05/15/26	8,554
21,000	Altice France, SA* 7.375%, 05/01/26	20,296
PRINCIPAL AMOUNT		VALUE
	Altice Luxembourg, SA*^
7,000	7.750%, 05/15/22	$6,804
7,000	7.625%, 02/15/25	5,960
	Cincinnati Bell, Inc.*^
12,000	8.000%, 10/15/25	10,453
4,000	7.000%, 07/15/24	3,456
7,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	6,414
	CSC Holdings, LLC*
33,000	5.500%, 04/15/27μ	32,333
13,000	5.500%, 05/15/26	12,904
52,000	Embarq Corp.μ 7.995%, 06/01/36	49,078
	Frontier Communications Corp.
30,000	11.000%, 09/15/25^	19,428
22,000	7.625%, 04/15/24	11,898
9,000	8.500%, 04/01/26*^	8,174
	Gray Television, Inc.*^
11,000	5.875%, 07/15/26	10,807
5,000	7.000%, 05/15/27	5,197
	Hughes Satellite Systems Corp.
10,000	6.625%, 08/01/26^	9,688
3,000	5.250%, 08/01/26μ	2,899
	Inmarsat Finance, PLC*
13,000	4.875%, 05/15/22^	12,617
9,000	6.500%, 10/01/24μ	8,745
	Intelsat Jackson Holdings, SA
16,000	9.750%, 07/15/25*	16,687
9,000	5.500%, 08/01/23^	8,194
8,000	8.000%, 02/15/24*^	8,341
4,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	3,666
11,000	Qwest Corp.μ 6.875%, 09/15/33	10,375
5,000	SBA Communications Corp.^ 4.000%, 10/01/22	4,971
	Sprint Corp.
38,000	7.875%, 09/15/23^	40,427
30,000	7.125%, 06/15/24	30,859
12,000	7.625%, 03/01/26^	12,478
12,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	11,564
7,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	6,100
18,000	United States Cellular Corp.μ 6.700%, 12/15/33	18,688
7,000	Wind Tre, S.p.A.* 5.000%, 01/20/26	5,830
	Windstream Services, LLC / Windstream Finance Corp.
11,000	8.625%, 10/31/25*	10,419
4,000	7.750%, 10/01/21	2,512
1,000	10.500%, 06/30/24*	830
		437,646

	Consumer Discretionary (0.1%)
12,000	Beverages & More, Inc.* 11.500%, 06/15/22	9,077
12,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	12,061
12,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	11,216

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	CCO Holdings, LLC / CCO Holdings Capital Corp.
22,000	5.125%, 05/01/27*	$21,312
9,000	5.750%, 09/01/23^	9,182
5,000	5.000%, 02/01/28*^	4,758
19,000	Century Communities, Inc. 5.875%, 07/15/25	17,557
83,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	83,259
	DISH DBS Corp.^
10,000	7.750%, 07/01/26	8,634
6,000	5.875%, 11/15/24	4,990
21,000	Eldorado Resorts, Inc.^ 6.000%, 04/01/25	21,137
33,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	32,696
12,000	GLP Capital, LP / GLP Financing II, Inc.μ 5.250%, 06/01/25	12,382
10,000	goeasy, Ltd.μ* 7.875%, 11/01/22	10,488
14,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	13,180
11,000	International Game Technology, PLC*^ 6.250%, 01/15/27	11,167
32,000	L Brands, Inc.^ 6.875%, 11/01/35	27,668
11,000	Lennar Corp.μ 5.250%, 06/01/26	10,737
12,000	M/I Homes, Inc. 5.625%, 08/01/25	11,063
23,000	Mattel, Inc.*^ 6.750%, 12/31/25	21,753
11,000	Mclaren Finance, PLC* 5.750%, 08/01/22	10,133
13,000	Meritage Homes Corp.μ 6.000%, 06/01/25	12,887
133,000	MGM Resorts International^ 6.750%, 10/01/20	139,131
5,000	Neiman Marcus Group Ltd., LLC* 8.000%, 10/15/21	2,259
	Penske Automotive Group, Inc.
11,000	5.500%, 05/15/26^	10,771
2,000	5.375%, 12/01/24	1,968
	PetSmart, Inc.*^
8,000	5.875%, 06/01/25	6,302
2,000	8.875%, 06/01/25	1,269
	Rite Aid Corp.
24,000	7.700%, 02/15/27	16,470
7,000	6.125%, 04/01/23*^	5,915
16,000	Salem Media Group, Inc.* 6.750%, 06/01/24	14,601
11,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	10,719
12,000	Sotheby’s*^ 4.875%, 12/15/25	11,486
9,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	9,169
4,000	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	4,174
PRINCIPAL AMOUNT		VALUE
9,000	VOC Escrow, Ltd.μ* 5.000%, 02/15/28	$8,770
		620,341

	Consumer Staples (0.0%)
7,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC 5.750%, 03/15/25	6,562
7,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	6,816
11,000	Fresh Market, Inc.* 9.750%, 05/01/23	8,263
	JBS USA LUX, SA / JBS USA Finance, Inc.*
73,000	7.250%, 06/01/21	74,113
16,000	6.750%, 02/15/28	16,345
	New Albertson’s, Inc.
14,000	7.450%, 08/01/29	12,301
8,000	7.750%, 06/15/26	7,289
6,000	8.000%, 05/01/31	5,397
	Pilgrim’s Pride Corp.*^
18,000	5.875%, 09/30/27	17,462
5,000	5.750%, 03/15/25	4,907
	Post Holdings, Inc.*
11,000	5.750%, 03/01/27^	10,805
2,000	5.625%, 01/15/28	1,923
	Simmons Foods, Inc.*
9,000	7.750%, 01/15/24	9,317
5,000	5.750%, 11/01/24^	4,097
		185,597

	Energy (0.1%)
7,000	Apergy Corp. 6.375%, 05/01/26	6,906
3,000	Berry Petroleum Company, LLC* 7.000%, 02/15/26	2,921
7,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	6,682
11,000	Buckeye Partners, LPμ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	9,388
23,000	Calfrac Holdings, LP* 8.500%, 06/15/26	17,456
17,000	California Resources Corp.*^ 8.000%, 12/15/22	13,670
	Carrizo Oil & Gas, Inc.
9,000	8.250%, 07/15/25	9,292
6,000	6.250%, 04/15/23^	5,938
12,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	9,460
9,000	Cheniere Energy Partners, LPμ* 5.625%, 10/01/26	9,036
	Chesapeake Energy Corp.^
12,000	8.000%, 01/15/25	12,085
9,000	7.000%, 10/01/24	8,802
7,000	Comstock Resources, Inc.*^ 9.750%, 08/15/26	6,484
22,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	18,546
4,000	DCP Midstream, LP‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	3,773
	Denbury Resources, Inc.
10,000	5.500%, 05/01/22	7,331

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
9,000	7.500%, 02/15/24*^	$7,885
7,000	9.250%, 03/31/22*^	6,913
5,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	4,732
	Energy Transfer, LP
25,000	5.754%, 11/01/66μ‡ 3 mo. USD LIBOR + 3.02%	20,067
21,000	5.500%, 06/01/27^	21,805
	Enterprise Products Operating, LLCμ‡
17,000	4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	15,177
4,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	3,468
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
9,000	7.750%, 05/15/26	8,310
8,000	9.375%, 05/01/24	4,285
	Genesis Energy, LP / Genesis Energy Finance Corp.
12,000	6.500%, 10/01/25	11,384
12,000	6.250%, 05/15/26^	11,037
17,000	Gulfport Energy Corp.^ 6.375%, 05/15/25	16,075
9,000	Halcon Resources Corp.^ 6.750%, 02/15/25	6,852
15,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	14,239
12,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	11,865
9,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.* 10.625%, 05/01/24	8,069
4,000	Moss Creek Resources Holdings, Inc.*^ 7.500%, 01/15/26	3,590
1,000	Nabors Industries, Inc.^ 5.750%, 02/01/25	871
7,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	7,025
1,000	Northern Oil and Gas, Inc. 9.500%, 05/15/23 9.500% PIK rate	1,027
8,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	7,582
11,000	Par Petroleum LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	10,220
11,000	PDC Energy, Inc.^ 5.750%, 05/15/26	10,382
11,000	Plains All American Pipeline, LPμ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	9,875
5,000	QEP Resources, Inc.μ^ 5.625%, 03/01/26	4,807
17,000	SESI, LLC^ 7.750%, 09/15/24	13,461
5,000	SM Energy Company^ 6.750%, 09/15/26	4,937
10,000	Southwestern Energy Company^ 7.500%, 04/01/26	10,326
PRINCIPAL AMOUNT		VALUE
7,000	Sunoco, LP / Sunoco Finance Corp.^ 5.500%, 02/15/26	$6,917
7,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.μ*^ 6.500%, 07/15/27	7,220
2,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	1,836
2,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	2,008
11,000	Transocean, Inc.*^ 7.500%, 01/15/26	10,479
12,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	9,968
18,000	W&T Offshore, Inc.* 9.750%, 11/01/23	17,616
24,000	Weatherford International, Ltd. 8.250%, 06/15/23	15,417
11,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	10,799
12,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	12,176
		498,472

	Financials (0.1%)
23,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	20,087
35,000	Ally Financial, Inc. 8.000%, 11/01/31	42,105
12,000	Amwins Group, Inc.* 7.750%, 07/01/26	12,058
	Ardonagh Midco 3, PLC*
21,000	8.625%, 07/15/23^	18,106
7,000	8.625%, 07/15/23	5,959
19,000	AssuredPartners, Inc.* 7.000%, 08/15/25	18,237
12,000	Bank of America Corp.μ‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	11,681
12,000	Bank of Nova Scotia^‡ 4.650%, 10/12/22 3 mo. USD LIBOR + 2.65%	10,741
22,000	Charles Schwab Corp.μ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	19,830
12,000	Discover Financial Servicesμ‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	11,056
5,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	4,983
12,000	HUB International, Ltd.* 7.000%, 05/01/26	11,652
17,000	ILFC E-Capital Trust II*‡ 4.800%, 12/21/65 3 mo. USD LIBOR + 1.80%	13,132
26,000	Iron Mountain, Inc.μ* 5.250%, 03/15/28	24,204
38,000	Jefferies Finance, LLC* 7.250%, 08/15/24	36,244

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
11,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.μ* 5.250%, 10/01/25	$10,127
9,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	8,915
12,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	12,125
12,000	LPL Holdings, Inc.* 5.750%, 09/15/25	11,804
19,000	MetLife, Inc.^ 6.400%, 12/15/66	20,130
24,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	23,971
21,000	Navient Corp.^ 6.750%, 06/25/25	20,305
10,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	10,088
17,000	Oil Insurance, Ltd.*‡ 5.785%, 03/30/19 3 mo. USD LIBOR + 2.98%	16,246
12,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	11,929
	Springleaf Finance Corp.
15,000	6.875%, 03/15/25^	14,374
11,000	7.125%, 03/15/26	10,523
6,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	5,979
23,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	19,951
		456,542

	Health Care (0.1%)
21,000	Acadia Healthcare Company, Inc.^ 6.500%, 03/01/24	20,763
23,000	Bausch Health Cos., Inc.* 9.000%, 12/15/25	24,522
	Community Health Systems, Inc.
40,000	8.125%, 06/30/24*^	31,880
3,000	6.875%, 02/01/22	1,708
34,000	DaVita, Inc.^ 5.125%, 07/15/24	33,539
35,000	Endo Finance, LLC / Endo Finco, Inc.* 7.250%, 01/15/22	33,009
	HCA, Inc.
70,000	5.375%, 02/01/25	72,449
10,000	7.500%, 11/06/33	11,064
11,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	11,645
12,000	Magellan Health, Inc.μ 4.400%, 09/22/24	11,294
15,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	12,697
5,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	4,067
	Tenet Healthcare Corp.
32,000	6.750%, 06/15/23^	31,442
13,000	4.625%, 07/15/24^	12,782
PRINCIPAL AMOUNT		VALUE
12,000	6.250%, 02/01/27*	$12,186
1,000	6.875%, 11/15/31	893
15,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	14,045
35,000	Teva Pharmaceutical Finance IV, BVμ^ 3.650%, 11/10/21	33,906
	Teva Pharmaceutical Finance Netherlands III, BV^
18,000	6.000%, 04/15/24	18,347
7,000	2.800%, 07/21/23	6,311
	Valeant Pharmaceuticals International*
23,000	8.500%, 01/31/27	24,057
11,000	9.250%, 04/01/26	11,829
14,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	12,705
		447,140

	Industrials (0.1%)
13,000	ACCO Brands Corp.* 5.250%, 12/15/24	12,877
7,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC* 7.500%, 03/15/26	7,026
14,000	Allison Transmission, Inc.μ* 4.750%, 10/01/27	13,116
11,000	Arconic, Inc.^ 5.125%, 10/01/24	11,111
14,000	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	12,280
12,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	11,253
17,000	Bombardier, Inc.*^ 7.500%, 03/15/25	16,394
	CFX Escrow Corp.*
7,000	6.375%, 02/15/26	7,000
7,000	6.000%, 02/15/24	7,114
16,000	Covanta Holding Corp. 5.875%, 03/01/24	15,961
12,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	10,310
19,000	Fly Leasing, Ltd. 5.250%, 10/15/24	17,755
2,000	FXI Holdings, Inc.*^ 7.875%, 11/01/24	1,894
	Golden Nugget, Inc.*
12,000	6.750%, 10/15/24	12,068
9,000	8.750%, 10/01/25	9,245
12,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	12,374
17,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	16,643
	Hertz Corp.
7,000	7.375%, 01/15/21	6,991
2,000	7.625%, 06/01/22*^	2,000
	Icahn Enterprises, LP
12,000	6.750%, 02/01/24μ	12,433
12,000	6.375%, 12/15/25^	12,340
7,000	James Hardie International
	Finance, Ltd.μ*
	4.750%, 01/15/25	6,676

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
12,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	$10,839
6,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	5,995
18,000	Meritor, Inc. 6.250%, 02/15/24	18,117
10,000	Multi-Color Corp.*^ 4.875%, 11/01/25	9,509
16,000	Navistar International Corp.*^ 6.625%, 11/01/25	16,084
	Park Aerospace Holdings, Ltd.*
7,000	4.500%, 03/15/23μ	6,907
4,000	5.500%, 02/15/24	4,071
21,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	20,450
11,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	10,434
7,000	Tennant Company 5.625%, 05/01/25	6,961
2,000	Titan Acquisition, Ltd. / Titan Co-Borrower, LLC*^ 7.750%, 04/15/26	1,753
7,000	TransDigm UK Holdings, PLC*^ 6.875%, 05/15/26	6,805
7,000	TransDigm, Inc.* 6.250%, 03/15/26	7,116
	United Rentals North America, Inc.^
9,000	5.875%, 09/15/26	9,184
9,000	4.875%, 01/15/28	8,541
5,000	6.500%, 12/15/26	5,202
6,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	5,843
		388,672

	Information Technology (0.0%)
17,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	17,205
4,000	Cardtronics, Inc.* 5.500%, 05/01/25	3,819
19,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	17,978
18,000	Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	18,007
10,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	9,443
21,000	Dell International, LLC / EMC Corp.μ*^ 6.020%, 06/15/26	21,956
11,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	10,330
10,000	Nuance Communications, Inc.μ^ 5.625%, 12/15/26	9,880
10,000	VFH Parent, LLC*^ 6.750%, 06/15/22	10,267
		118,885

	Materials (0.1%)
19,000	AK Steel Corp.^ 6.375%, 10/15/25	15,516
17,000	Alcoa Nederland Holding, BV*^ 7.000%, 09/30/26	17,928
37,000	ArcelorMittal, SAμ 7.000%, 10/15/39	40,592
PRINCIPAL AMOUNT		VALUE
36,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	$35,052
5,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	5,006
9,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	8,625
8,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	7,691
7,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	7,004
7,000	Kinross Gold Corp.μ 4.500%, 07/15/27	6,320
11,000	New Gold, Inc.* 6.375%, 05/15/25	9,282
31,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	31,048
	United States Steel Corp.
22,000	6.875%, 08/15/25	21,066
5,000	6.250%, 03/15/26^	4,553
		209,683

	Real Estate (0.0%)
8,000	CBL & Associates, LP^ 5.250%, 12/01/23	6,739
19,000	MPT Operating Partnership, LP / MPT Finance Corp.μ 5.000%, 10/15/27	18,524
11,000	Starwood Property Trust, Inc.μ 4.750%, 03/15/25	10,687
		35,950

	Utilities (0.0%)
5,000	NGPL PipeCo, LLC*^ 4.875%, 08/15/27	4,968
	NRG Energy, Inc.^
13,000	5.750%, 01/15/28	13,160
3,000	6.625%, 01/15/27	3,182
22,000	PPL Capital Funding, Inc.^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	20,018
7,000	Talen Energy Supply, LLC* 10.500%, 01/15/26	6,514
12,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	11,165
10,000	Vistra Energy Corp.* 8.125%, 01/30/26	10,840
		69,847
	TOTAL CORPORATE BONDS	3,473,954

	U.S. Government and Agency Security (0.1%)
199,000	United States Treasury Note 1.875%, 05/31/22	195,471

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.1%) #
	Financials (0.1%)
5,900	Bank of America Corp.
16,797,300	Call, 06/21/19, Strike $30.00	$622,450
	Industrials (0.0%)
830	Stanley Black & Decker, Inc.
10,494,520	Call, 04/18/19, Strike $155.00	24,900

	TOTAL PURCHASED OPTIONS	647,350

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $5,286,128)	4,316,775

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (20.0%)
	Communication Services (0.3%)
8,500	Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	1,605,956

	Energy (0.3%)
55,800	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	1,264,428

	Financials (7.9%)
104,000	AMG Capital Trust II~ 5.150%, 10/15/37	5,161,052
10,675	Bank of America Corp. 7.250%, 12/31/49	13,804,483
17,347	Virtus Investment Partners, Inc. 7.250%, 02/01/20	1,443,617
13,555	Wells Fargo & Company 7.500%, 12/31/49	17,380,221
		37,789,373

	Health Care (1.3%)
103,500	Becton Dickinson and Companyµ 6.125%, 05/01/20	6,365,250

	Industrials (2.1%)
6,350	Fortive Corp. 5.000%, 07/01/21	6,241,352
67,000	Rexnord Corp. 5.750%, 11/15/19	3,719,840
		9,961,192

	Materials (0.7%)
60,221	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	3,258,558

	Real Estate (2.5%)
5,900	Crown Castle International Corp. 6.875%, 08/01/20	6,527,760
NUMBER OF SHARES		VALUE
76,025	Welltower, Inc.^ 6.500%, 12/31/49	$5,208,473
		11,736,233
	Utilities (4.9%)
61,000	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)~§** 4.467%, 09/15/29	2,725,419
68,875	DTE Energy Company~ 6.500%, 10/01/19	3,751,621
173,300	NextEra Energy, Inc.^ 6.123%, 09/01/19	10,278,423
	Sempra Energy
34,400	6.750%, 07/15/21	3,499,856
31,500	6.000%, 01/15/21	3,160,395
		23,415,714

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $93,067,694)	95,396,704

COMMON STOCKS (4.7%)
	Communication Services (0.0%)
3,381	Cumulus Media, Inc. - Class A#	40,741

	Energy (0.7%)
525	Chevron Corp.^	60,191
16,600	Energy Transfer, LP	244,186
19,925	Enterprise Products Partners, LP	551,325
3,850	GasLog, Ltd.	69,030
5,025	Magellan Midstream Partners, LP~	308,786
1,960	Schlumberger, Ltd.	86,652
328,423	Southwestern Energy Company^#	1,435,209
7,365	Targa Resources Corp.^	316,769
2,400	Williams Companies, Inc.	64,632
		3,136,780

	Health Care (4.0%)
78,079	Allergan, PLC	11,241,814
25,840	Anthem, Inc.	7,829,520
		19,071,334

	TOTAL COMMON STOCKS (Cost $38,493,144)	22,248,855

EXCHANGE-TRADED FUND (0.2%)
	Other (0.2%)
29,300	SPDR Barclays Capital High Yield Bond ETF^ (Cost $1,092,108)	1,035,755

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.1%) #
	Consumer Discretionary (0.1%)
45	Booking Holdings, Inc.
8,247,645	Put, 06/21/19, Strike $1,870.00 (Cost $595,283)	$636,525

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.1%)
7,498,222	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	7,501,221
7,486,222	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	7,486,222
	TOTAL SHORT TERM INVESTMENTS (Cost $14,986,798)	14,987,443

TOTAL INVESTMENTS (151.3%) (Cost $770,900,560)		723,301,382

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.4%)		(64,000,000)

LIABILITIES, LESS OTHER ASSETS (-37.9%)		(181,252,432)

NET ASSETS (100.0%)		$478,048,950

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.2%) #
	Consumer Discretionary (-0.1%)
45	Booking Holdings, Inc.
8,247,645	Put, 06/21/19, Strike $1,650.00	(253,800)

	Health Care (0.0%)
400	Ionis Pharmaceuticals, Inc.
2,320,000	Call, 04/18/19, Strike $65.00	(91,000)

	Information Technology (-0.1%)
450	Square, Inc.
3,210,750	Call, 03/15/19, Strike $75.00	(184,500)
250	Workday, Inc.
4,538,250	Call, 03/15/19, Strike $185.00	(232,500)

	TOTAL WRITTEN OPTIONS (Premium $645,088)	(761,800)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $24,871,946.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

‡	Variable rate security. The rate shown is the rate in effect at January 31, 2019.

&	Illiquid security.

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $20,122,749.

@	In default status and considered non-income producing.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2019.

#	Non-income producing security.

***	The rate disclosed is the 7 day net yield as of January 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of convertible securities (including synthetic convertibles, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities) and debt and equity income-producing securities, as well as other investments that generate current income and dividends, including but not limited to common and preferred stocks, investment grade and below investment grade (high-yield or “junk”) bonds, loans, equity-linked notes, and floating rate securities (referred to throughout as “income-producing securities”). Under normal circumstances, at least 80% of the Fund’s managed assets will be invested in convertible securities and income-producing securities, with at least 50% of the Fund’s managed assets invested in convertible securities (including synthetic convertible securities, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities). The Fund may invest up to 50%of its managed assets in securities of foreign issuers, with up to 15% of its managed assets in securities issued by foreign issuers in emerging markets. The Fund may invest up to 20% of its managed assets in high-yield non-convertible bonds (excluding such securities held to create synthetic convertible securities). In addition, the Fund may invest all or substantially all of its managed assets in below investment grade convertible securities (including non-convertible securities held to create synthetic convertible securities); provided that, the Fund may invest up to 15% of its managed assets in convertible and non-convertible securities rated below B3 by Moody’s or below B- by Standard & Poor’s. As such, the Fund’s portfolio may at times consist entirely or primarily of below investment grade securities, including high-yield bonds. The Fund may invest up to 15% of its managed assets in illiquid securities. The Fund may invest up to 10% of its managed assets in the equity securities of REITs and up to 10% of its managed assets in the equity securities of MLPs; however, convertible securities are excluded from each of these limitations. The Fund may invest in securities with a broad range of maturities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows*:

Cost basis of investments	$770,255,472
Gross unrealized appreciation	23,732,746
Gross unrealized depreciation	(71,448,636)
Net unrealized appreciation (depreciation)	$(47,715,890)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,560,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $64.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2019.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	850	$25	$21,250,000
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
				Total	$64,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$101,217,076	$—	$101,217,076
Convertible Bonds	—	467,187,830	—	467,187,830
U.S. Government and Agency Security	—	5,698,115	—	5,698,115
Bank Loans	—	10,576,304	—	10,576,304
Synthetic Convertible Securities (Corporate Bonds)	—	3,473,954	—	3,473,954
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	195,471	—	195,471
Synthetic Convertible Securities (Purchased Options)	647,350	—	—	647,350
Convertible Preferred Stocks	85,904,277	9,492,427	—	95,396,704
Common Stocks U.S.	22,248,855	—	—	22,248,855
Exchange-Traded Fund	1,035,755	—	—	1,035,755
Purchased Option	636,525	—	—	636,525
Short Term Investments	14,987,443	—	—	14,987,443
TOTAL	$125,460,205	$597,841,177	$—	$723,301,382
Liabilities:
Written Options	$761,800	$—	$—	$761,800
TOTAL	$761,800	$—	$—	$761,800

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Dynamic Convertible and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Dynamic Convertible and Income Fund

By:	/s/ John P. Calamos, sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 7, 2019